Supplementary Information to Statement of Loss - Schedule of Office and Administration Expenses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Supplementary Information To Statement Of Loss
Salaries and benefits	$ 470,530	$ 445,219	$ 845,695
Data processing and retention	61,235	61,083	111,743
Other office expenses	126,921	88,432	155,184
Total	$ 658,686	$ 594,734	$ 1,112,622